UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04719

                            The GAMCO Westwood Funds
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: September 30

                   Date of reporting period: December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


GAMCO WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

                                                                     MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  COMMON STOCKS -- 49.9%
                  AEROSPACE -- 1.7%
        100,000   Herley Industries Inc.+                        $     1,228,000
            500   Innovative Solutions & Support Inc.                      1,975
                                                                 ---------------
                                                                       1,229,975
                                                                 ---------------
                  AGRICULTURE -- 0.3%
            225   J.G. Boswell Co.                                        95,850
            792   Limoneira Co.                                          102,960
                                                                 ---------------
                                                                         198,810
                                                                 ---------------
                  AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.4%
            400   Amerityre Corp.+                                            96
         52,000   Earl Scheib Inc.+                                       32,240
         30,000   Midas Inc.+                                            314,700
         33,000   Proliance International Inc.+                           11,880
          2,000   Puradyn Filter Technologies Inc.+                          280
        197,000   Standard Motor Products Inc.                           681,620
            600   Strattec Security Corp.                                  9,870
                                                                 ---------------
                                                                       1,050,686
                                                                 ---------------
                  AVIATION: PARTS AND SERVICES -- 0.4%
          2,000   Curtiss-Wright Corp.                                    66,780
          5,000   GenCorp Inc.+                                           18,400
          6,200   Kaman Corp.                                            112,406
        264,000   The Fairchild Corp., Cl. A+                             79,200
                                                                 ---------------
                                                                         276,786
                                                                 ---------------
                  BROADCASTING -- 1.1%
        100,000   Acme Communications Inc.+                               40,000
         29,000   Beasley Broadcast Group Inc., Cl. A                     52,200
         50,000   Citadel Broadcasting Corp.+                              8,000
         44,000   Crown Media Holdings Inc., Cl. A+                      125,400
         75,000   Entercom Communications Corp., Cl. A                    92,250
         15,000   Equity Media Holdings Corp.+                               165
         14,000   Fisher Communications Inc.                             288,960
            924   Granite Broadcasting Corp.+                                924
         70,000   Gray Television Inc.                                    28,000
         20,000   LIN TV Corp., Cl. A+                                    21,800
         50,000   Media General Inc., Cl. A                               87,500
         30,000   Salem Communications Corp., Cl. A+                      22,500
         25,000   Sinclair Broadcast Group Inc., Cl. A                    77,500
         30,000   Young Broadcasting Inc., Cl. A+                            963
                                                                 ---------------
                                                                         846,162
                                                                 ---------------
                  BUILDING AND CONSTRUCTION -- 0.3%
          4,000   Huttig Building Products Inc.+                           1,800
          7,000   Material Sciences Corp.+                                10,850
          6,400   The Monarch Cement Co.                                 179,520
                                                                 ---------------
                                                                         192,170
                                                                 ---------------
                  BUSINESS SERVICES -- 2.7%
        350,000   AMICAS Inc.+                                           584,500
         28,000   ANC Rental Corp.+                                            8
         30,000   Ascent Media Corp., Cl. A+                             655,200
            103   Chazak Value Corp.+ (a)                                      0
        149,000   Edgewater Technology Inc.+                             385,910
         72,500   Nashua Corp.+                                          380,625
            500   StarTek Inc.+                                            2,225
                                                                 ---------------
                                                                       2,008,468
                                                                 ---------------

                                                                     MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  CABLE -- 0.1%
         90,000   Adelphia Communications Corp., Cl. A+ (a)      $             0
         90,000   Adelphia Communications Corp., Cl. A,
                     Escrow+ (a)                                               0
         90,000   Adelphia Recovery Trust+                                    36
          7,800   Outdoor Channel Holdings Inc.+                          58,422
                                                                 ---------------
                                                                          58,458
                                                                 ---------------
                  CLOSED-END BUSINESS DEVELOPMENT
                     COMPANY -- 0.4%
         27,000   MVC Capital Inc.                                       296,190
                                                                 ---------------
                  COMMUNICATIONS EQUIPMENT -- 0.2%
         16,200   Communications Systems Inc.                            126,360
          2,750   Symmetricom Inc.+                                       10,863
          4,000   Technical Communications Corp.+                         18,560
         40,000   ViewCast.com Inc.+                                      15,600
                                                                 ---------------
                                                                         171,383
                                                                 ---------------
                  COMPUTER SOFTWARE AND SERVICES -- 0.4%
         20,000   Furmanite Corp.+                                       107,800
          1,910   Gemalto NV+                                             47,524
          2,200   Mercury Computer Systems Inc.+                          13,882
            834   Prosoft Learning Corp.+ (a)                                  0
        850,000   StorageNetworks Inc., Escrow+ (a)                       25,500
         19,000   Tier Technologies Inc., Cl. B+                         102,600
          2,000   Tyler Technologies Inc.+                                23,960
                                                                 ---------------
                                                                         321,266
                                                                 ---------------
                  CONSUMER PRODUCTS -- 1.3%
         18,000   Adams Golf Inc.+                                        54,000
          1,000   Ducati Motor Holding SpA, ADR+                          18,675
          5,000   Heelys Inc.                                             11,350
          4,500   Marine Products Corp.                                   25,290
            300   National Presto Industries Inc.                         23,100
        136,400   Schiff Nutrition International Inc.+                   814,308
         41,530   Syratech Corp.+                                            831
                                                                 ---------------
                                                                         947,554
                                                                 ---------------
                  CONSUMER SERVICES -- 0.1%
         10,000   Bowlin Travel Centers Inc.+                             11,750
          1,100   Collectors Universe Inc.                                 3,223
         50,000   Valassis Communications Inc.+                           66,000
                                                                 ---------------
                                                                          80,973
                                                                 ---------------
                  DIVERSIFIED INDUSTRIAL -- 4.1%
          7,000   Ampco-Pittsburgh Corp.                                 151,900
            200   Burnham Holdings Inc., Cl. A                             2,010
         25,000   Haulotte Group                                         154,643
         84,000   Hawk Corp., Cl. A+                                   1,394,400
         93,000   Katy Industries Inc.+                                  106,950
        100,000   Magnetek Inc.+                                         240,000
         30,000   National Patent Development Corp.+                      39,000
         10,000   RWC Inc.+                                               32,500
        431,000   Stamford Industrial Group Inc.+                        280,150
        100,000   TA Triumph-Adler AG+                                   261,329
         50,602   Tech/Ops Sevcon Inc.                                   132,071
         32,000   WHX Corp.+                                             256,000
                                                                 ---------------
                                                                       3,050,953
                                                                 ---------------
                  EDUCATIONAL SERVICES -- 0.1%
          2,200   Universal Technical Institute Inc.+                     37,774
                                                                 ---------------

                                                                     MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  COMMON STOCKS (CONTINUED)
                  ELECTRONICS -- 1.9%
         50,000   Alliance Semiconductor Corp.                   $        25,000
          5,500   Bel Fuse Inc., Cl. A                                    99,220
          3,000   BTU International Inc.+                                 12,000
        150,000   California Micro Devices Corp.+                        279,000
         40,000   CTS Corp.                                              220,400
          2,000   GSI Group Inc.+                                          1,144
         70,000   IntriCon Corp.                                         252,000
          5,000   Methode Electronics Inc.                                33,700
          1,000   Schmitt Industries Inc.+                                 3,500
         20,000   SIRIT Inc.+                                              1,458
         20,000   Stoneridge Inc.+                                        91,200
            178   Trimble Navigation Ltd.+                                 3,847
          7,500   Ultra Clean Holdings Inc.+                              15,075
          9,000   Ultralife Corp.+                                       120,690
         10,000   Ultratech Inc.+                                        119,600
         17,000   Zoran Corp.+                                           116,110
          2,000   Zygo Corp.+                                             13,820
                                                                 ---------------
                                                                       1,407,764
                                                                 ---------------
                  ENERGY AND UTILITIES: ELECTRIC -- 0.8%
          2,140   Great Plains Energy Inc.                                41,366
         13,300   Maine & Maritimes Corp.                                516,705
                                                                 ---------------
                                                                         558,071
                                                                 ---------------
                  ENERGY AND UTILITIES: INTEGRATED -- 1.0%
         50,950   Florida Public Utilities Co.                           535,485
          6,000   MGE Energy Inc.                                        198,000
         95,200   Progress Energy Inc., CVO+ (a)                          31,416
         10,000   ProSep Inc.+                                             1,094
                                                                 ---------------
                                                                         765,995
                                                                 ---------------
                  ENERGY AND UTILITIES: NATURAL GAS -- 1.6%
          7,400   Chesapeake Utilities Corp.                             232,952
         33,000   Corning Natural Gas Corp.+                             495,000
          1,000   Delta Natural Gas Co. Inc.                              24,250
          3,000   Evergreen Energy Inc.+                                     870
         31,200   PetroCorp Escrow Shares+ (a)                             1,872
         16,500   RGC Resources Inc.                                     420,750
         20,300   U.S. Energy Corp.+                                      33,292
                                                                 ---------------
                                                                       1,208,986
                                                                 ---------------
                  ENERGY AND UTILITIES: SERVICES -- 0.6%
          9,500   Acergy SA, ADR                                          54,910
            950   Covanta Holding Corp.+                                  20,862
         40,000   RPC Inc.                                               390,400
                                                                 ---------------
                                                                         466,172
                                                                 ---------------
                  ENERGY AND UTILITIES: WATER -- 1.1%
          4,500   Artesian Resources Corp., Cl. A                         71,190
          2,500   California Water Service Group                         116,075
          4,000   Consolidated Water Co. Ltd.                             50,000
          5,700   Middlesex Water Co.                                     98,211
         12,000   Pennichuck Corp.                                       246,360
          8,000   SJW Corp.                                              239,520
                                                                 ---------------
                                                                         821,356
                                                                 ---------------
                  ENTERTAINMENT -- 0.7%
         14,500   Canterbury Park Holding Corp.                           85,695
          1,802   Chestnut Hill Ventures+ (a)                             60,700
         50,000   Dover Motorsports Inc.                                  65,000
         20,000   Jetix Europe NV+                                       302,752

                                                                     MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
          2,000   LodgeNet Entertainment Corp.+                  $         1,400
         40,000   Triple Crown Media Inc.+                                    80
                                                                 ---------------
                                                                         515,627
                                                                 ---------------
                  ENVIRONMENTAL CONTROL -- 0.0%
         10,000   BioteQ Environmental Technologies Inc.+                  3,159
            500   Sharps Compliance Corp.+                                   795
                                                                 ---------------
                                                                           3,954
                                                                 ---------------
                  EQUIPMENT AND SUPPLIES -- 3.7%
        132,000   Baldwin Technology Co. Inc., Cl. A+                    211,200
         15,000   Capstone Turbine Corp.+                                 12,600
         20,000   Core Molding Technologies Inc.+                         52,000
          6,100   Fedders Corp.+ (a)                                           0
          1,000   Genoil Inc.+                                               170
         10,000   Gerber Scientific Inc.+                                 51,100
          8,500   Gildemeister AG                                         92,751
          4,000   GrafTech International Ltd.+                            33,280
         21,000   L.S. Starrett Co., Cl. A                               338,100
         20,000   Maezawa Kyuso Industries Co. Ltd.                      319,691
         17,000   Met-Pro Corp.                                          226,440
          9,000   Mine Safety Appliances Co.                             215,190
         20,000   SL Industries Inc.+                                    176,000
          1,000   SRS Labs Inc.+                                           4,770
          5,000   The Eastern Co.                                         43,000
        150,000   TransAct Technologies Inc.+                            688,500
         11,000   Vicor Corp.                                             72,710
          8,000   WaterFurnace Renewable Energy Inc.                     149,048
            500   Watts Water Technologies Inc., Cl. A                    12,485
                                                                 ---------------
                                                                       2,699,035
                                                                 ---------------
                  FINANCIAL SERVICES -- 6.5%
          2,400   Bank of Florida Corp.+                                  10,104
         16,100   Berkshire Bancorp Inc.                                  75,670
             75   Burke & Herbert Bank and Trust Co.                     126,750
         28,000   Crazy Woman Creek Bancorp Inc.                         588,000
        179,000   Epoch Holding Corp.                                  1,358,610
             14   Farmers & Merchants Bank of Long Beach                  53,935
          6,030   Fidelity Southern Corp.                                 21,768
         30,300   Flushing Financial Corp.                               362,388
          7,400   Gateway Financial Holdings Inc.                         35,150
             10   Guaranty Corp., Cl. A+                                 100,050
         40,000   Integrity Mutual Funds Inc.+                             8,000
          7,000   Nara Bancorp Inc.                                       68,810
         11,055   New York Community Bancorp Inc.                        132,218
          5,697   Northrim BanCorp Inc.                                   58,451
          7,400   Oritani Financial Corp.+                               124,690
          9,167   Patriot National Bancorp Inc.                           64,169
          5,000   Provident New York Bancorp                              62,000
          6,000   Seacoast Banking Corp. of Florida                       39,600
            116   Sunwest Bank+                                          210,830
         19,000   SWS Group Inc.                                         360,050
          1,030   TIB Financial Corp.                                      4,481
         10,000   Tree.com Inc.+                                          26,000
         52,339   Whitney Holding Corp.                                  836,901
          9,000   Wilshire Bancorp Inc.                                   81,720
                                                                 ---------------
                                                                       4,810,345
                                                                 ---------------
                  FOOD AND BEVERAGE -- 1.1%
          1,000   Andrew Peller Ltd., Cl. A                                5,873
          2,000   Boston Beer Co. Inc., Cl. A+                            56,800
          4,000   Genesee Corp., Cl. A+ (a)                                    0
         30,100   Genesee Corp., Cl. B+ (a)                                    0
          1,100   Hanover Foods Corp., Cl. A                              90,667
          2,000   J & J Snack Foods Corp.                                 71,760

                                                                     MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  COMMON STOCKS (CONTINUED)
                  FOOD AND BEVERAGE (CONTINUED)
         50,000   Lifeway Foods Inc.+                            $       449,000
         14,000   MGP Ingredients Inc.                                     9,380
          7,000   Rock Field Co. Ltd.                                     91,274
            900   Scheid Vineyards Inc., Cl. A+                           21,595
          1,000   The Inventure Group Inc.+                                1,630
          6,400   Willamette Valley Vineyards Inc.+                       19,264
                                                                 ---------------
                                                                         817,243
                                                                 ---------------
                  HEALTH CARE -- 5.3%
         15,000   AFP Imaging Corp.+                                         600
         50,000   BioLase Technology Inc.+                                74,500
         10,000   Boiron SA                                              241,034
          1,000   Bruker Corp.+                                            4,040
         10,000   Cepheid Inc.+                                          103,800
        140,000   Continucare Corp.+                                     295,400
            100   CPEX Pharmaceuticals Inc.+                                 975
         96,000   Del Global Technologies Corp.+                          86,400
          5,000   DexCom Inc.+                                            13,800
          1,000   Elite Pharmaceuticals Inc., Cl. A+                          70
          7,000   Exactech Inc.+                                         117,880
         24,000   Heska Corp.+                                             6,000
         32,000   I-Flow Corp.+                                          153,600
          4,000   ICU Medical Inc.+                                      132,560
          5,000   Inverness Medical Innovations Inc.+                     94,550
         10,000   Langer Inc.+                                             7,500
         40,000   Matrixx Initiatives Inc.+                              659,600
         20,000   Micrus Endovascular Corp.+                             232,200
          3,600   Monogram Biosciences Inc.+                               9,360
         21,000   Neogen Corp.+                                          524,580
          2,500   NMT Medical Inc.+                                        2,375
          7,000   Opko Health Inc.+                                       11,340
          8,000   Orthofix International NV+                             122,640
         10,000   Pain Therapeutics Inc.+                                 59,200
         10,000   PreMD Inc.+                                                150
         20,000   Quidel Corp.+                                          261,400
         37,415   RTI Biologics Inc.+                                    103,265
        127,000   Sonic Innovations Inc.+                                127,000
         10,000   Strategic Diagnostics Inc.+                              8,900
         32,000   Syneron Medical Ltd.+                                  266,880
          1,000   ThermoGenesis Corp.+                                       430
         16,000   United-Guardian Inc.                                   147,200
          3,000   Young Innovations Inc.                                  46,200
                                                                 ---------------
                                                                       3,915,429
                                                                 ---------------
                  HOTELS AND GAMING -- 1.0%
          4,000   Dover Downs Gaming & Entertainment Inc.                 12,720
          2,000   Florida Gaming Corp.+                                    4,100
          8,500   Multimedia Games Inc.+                                  20,230
          4,000   Pinnacle Entertainment Inc.+                            30,720
         48,510   Sonesta International Hotels Corp., Cl. A              663,132
                                                                 ---------------
                                                                         730,902
                                                                 ---------------
                  MACHINERY -- 0.0%
          5,000   TurboChef Technologies Inc.+                            24,550
                                                                 ---------------
                  MANUFACTURED HOUSING AND RECREATIONAL
                     VEHICLES -- 1.8%
        115,300   Cavalier Homes Inc.+                                   119,912
          8,800   Cavco Industries Inc.+                                 236,632
        375,000   Coachmen Industries Inc.+                              690,000
          9,500   Nobility Homes Inc.                                     75,145
         14,000   Palm Harbor Homes Inc.+                                 69,720

                                                                     MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
          5,000   Skyline Corp.                                  $        99,950
                                                                 ---------------
                                                                       1,291,359
                                                                 ---------------
                  METALS AND MINING -- 0.2%
         30,000   5N Plus Inc.+                                          111,786
          2,000   Uranium Resources Inc.+                                  1,540
                                                                 ---------------
                                                                         113,326
                                                                 ---------------
                  PAPER AND FOREST PRODUCTS -- 0.2%
            700   Keweenaw Land Association Ltd.                         126,000
                                                                 ---------------
                  PUBLISHING -- 0.6%
         40,000   Belo Corp., Cl. A                                       62,400
        109,900   Journal Communications Inc., Cl. A                     269,255
         50,000   PRIMEDIA Inc.                                          108,500
         13,000   The E.W. Scripps Co., Cl. A                             28,730
                                                                 ---------------
                                                                         468,885
                                                                 ---------------
                  REAL ESTATE -- 1.2%
          7,300   Bresler & Reiner Inc.                                   94,900
          6,000   Capital Properties Inc., Cl. A (b)                      43,500
          6,000   Capital Properties Inc., Cl. B+ (a)                     39,000
         12,000   Griffin Land & Nurseries Inc.                          442,320
          3,000   Gyrodyne Co. of America Inc.+                           74,970
          1,000   Holobeam Inc.+                                          15,525
         23,300   Reading International Inc., Cl. A+                      89,472
         20,400   Reading International Inc., Cl. B+                      79,560
          2,508   Royalty LLC+ (a)(b)                                      3,985
                                                                 ---------------
                                                                         883,232
                                                                 ---------------
                  RESTAURANTS -- 0.6%
         29,200   Nathan's Famous Inc.+                                  371,424
         10,000   The Steak n Shake Co.+                                  59,500
                                                                 ---------------
                                                                         430,924
                                                                 ---------------
                  RETAIL -- 0.2%
         40,000   CoolBrands International Inc.+                          14,581
          4,500   Movado Group Inc.                                       42,255
          2,000   Village Super Market Inc., Cl. A                       114,780
                                                                 ---------------
                                                                         171,616
                                                                 ---------------
                  SPECIALTY CHEMICALS -- 2.6%
        267,226   General Chemical Group Inc.+                             2,672
         35,000   Hawkins Inc.                                           535,150
          1,000   KMG Chemicals Inc.                                       4,970
         95,150   Omnova Solutions Inc.+                                  61,847
         68,000   Zep Inc.                                             1,313,080
                                                                 ---------------
                                                                       1,917,719
                                                                 ---------------
                  TELECOMMUNICATIONS -- 2.2%
          1,000   Ambient Corp.+                                              18
          1,000   Applied Signal Technology Inc.                          17,940
            175   Consolidated Communications Holdings Inc.                2,079
         31,100   D&E Communications Inc.                                208,370
          2,000   Electronic Systems Technology Inc.                         620
         48,000   HickoryTech Corp.                                      261,120
             80   Horizon Telecom Inc., Cl. A                              5,760
            350   Horizon Telecom Inc., Cl. B                             26,950
          1,400   Lexcom Inc., Cl. B, Non-Voting+                         64,925
         37,000   New Ulm Telecom Inc.                                   294,150
         10,000   PNV Inc.+                                                   10
          2,500   Preformed Line Products Co.                            115,100
         18,000   Shenandoah Telecommunications Co.                      504,900
         33,000   Sycamore Networks Inc.+                                 88,770

                                                                     MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  COMMON STOCKS (CONTINUED)
                  TELECOMMUNICATIONS (CONTINUED)
            152   Telecorp Escrow Shares (a)                     $             0
          2,305   Virgin Media Inc.                                       11,502
                                                                 ---------------
                                                                       1,602,214
                                                                 ---------------
                  TRANSPORTATION -- 0.4%
         10,000   Pinnacle Airlines Corp.+                                17,000
         25,000   Providence and Worcester Railroad Co.                  299,750
            400   Trailer Bridge Inc.+                                     1,472
                                                                 ---------------
                                                                         318,222
                                                                 ---------------
                  TOTAL COMMON STOCKS                                 36,836,534
                                                                 ---------------
                  PREFERRED STOCKS -- 0.3%
                  AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.3%
         15,000   Jungheinrich AG Pfd.                                   188,699
                                                                 ---------------
                  CONVERTIBLE PREFERRED STOCKS -- 0.1%
                  BUSINESS SERVICES -- 0.0%
            150   Interep National Radio Sales Inc., 4.000%
                     Cv. Pfd., Ser. A (a)(b)(c)+                               0
                                                                 ---------------
                  FOOD AND BEVERAGE -- 0.1%
          2,400   Seneca Foods Corp., Cv. Pfd., Ser. 2003+                50,052
                                                                 ---------------
                  TOTAL CONVERTIBLE PREFERRED STOCKS                      50,052
                                                                 ---------------
                  WARRANTS -- 0.0%
                  BROADCASTING -- 0.0%
             63   Granite Broadcasting Corp., Ser. A,
                     expire 06/04/12+                                          1
             63   Granite Broadcasting Corp., Ser. B,
                     expire 06/04/12+                                          1
                                                                 ---------------
                                                                               2
                                                                 ---------------
                  BUSINESS SERVICES -- 0.0%
          1,666   Avalon Digital Marketing Systems Inc.,
                     expire 11/11/11+ (a)(b)                                   0
                                                                 ---------------
                  ENERGY AND UTILITIES: ELECTRIC -- 0.0%
          1,680   British Energy Group plc, expire 01/17/10+              16,244
         15,000   Corning Natural Gas Corp., expire 08/17/11+             15,000
                                                                 ---------------
                                                                          31,244
                                                                 ---------------
                  TOTAL WARRANTS                                          31,246
                                                                 ---------------

   PRINCIPAL
    AMOUNT
---------------
                  U.S. GOVERNMENT OBLIGATIONS -- 49.7%
                  U.S. TREASURY CASH MANAGEMENT BILLS -- 10.1%
$     7,464,000   U.S. Treasury Cash Management Bills,
                     0.030% to 0.254%++, 04/29/09 to 06/24/09          7,459,958
                                                                 ---------------
                  U.S. TREASURY BILLS -- 35.4%
     26,028,000   U.S. Treasury Bills,
                     0.020% to 1.924%++, 01/02/09 to 06/25/09         26,022,527
                                                                 ---------------
                  U.S. TREASURY NOTES -- 4.2%
      3,070,000      4.500%, 04/30/09                                  3,114,374
                                                                 ---------------
                  TOTAL U.S. GOVERNMENT OBLIGATIONS                   36,596,859
                                                                 ---------------

                                                                     MARKET
                                                                      VALUE
                                                                 ---------------
                  TOTAL INVESTMENTS -- 100.0%
                     (Cost $81,311,016)                          $    73,703,390
                                                                 ===============
                  Aggregate book cost                            $    81,311,016
                                                                 ===============
                  Gross unrealized appreciation                  $     6,289,914
                  Gross unrealized depreciation                      (13,897,540)
                                                                 ---------------
                  Net unrealized appreciation/depreciation       $    (7,607,626)
                                                                 ===============

----------
(a) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At December 31, 2008, the market value of fair valued securities amounted to $162,473 or 0.22% of total investments.

(b) At December 31, 2008, the Fund held investments in restricted and illiquid securities amounting to $47,485 or 0.06% of total investments, which were valued under methods approved by the Board of Trustees as follows:

                                                                                                                 12/31/2008
ACQUISITION                                                                     ACQUISITION   ACQUISITION      CARRYING VALUE
   SHARES                                 ISSUER                                    DATE           COST            PER UNIT
-----------   ---------------------------------------------------------------   -----------   -----------      --------------
   1,666      Avalon Digital Marketing Systems Inc., Warrants expire 11/11/11     04/03/00           --            $0.0000
   6,000      Capital Properties Inc., Cl. A                                      11/20/03      $97,890             7.2500
     150      Interep National Radio Sales Inc., 4.000% Cv. Pfd., Ser A           05/21/04       13,849             0.0000
   2,508      Royalty LLC                                                         09/09/03           --             1.5889

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the market value of the Rule 144A security amounted to $0 or 0.00% of total investments.

+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

CVO  Contingent Value Obligation

               See accompanying notes to schedule of investments.

GAMCO WESTWOOD EQUITY FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  COMMON STOCKS -- 100.0%
                  AEROSPACE -- 1.3%
         35,100   Raytheon Co.                                   $     1,791,504
                                                                 ---------------
                  AVIATION: PARTS AND SERVICES -- 2.8%
         75,900   United Technologies Corp.                            4,068,240
                                                                 ---------------
                  BANKING -- 7.3%
        244,200   Bank of America Corp.                                3,438,336
        107,184   JPMorgan Chase & Co.                                 3,379,511
        122,100   Wells Fargo & Co.                                    3,599,508
                                                                 ---------------
                                                                      10,417,355
                                                                 ---------------
                  BUSINESS SERVICES -- 5.5%
        117,900   Accenture Ltd., Cl. A                                3,865,941
        100,400   Automatic Data Processing Inc.                       3,949,736
                                                                 ---------------
                                                                       7,815,677
                                                                 ---------------
                  COMMUNICATIONS EQUIPMENT -- 1.2%
        106,300   Cisco Systems Inc.+                                  1,732,690
                                                                 ---------------
                  COMPUTER HARDWARE -- 2.5%
         42,500   International Business Machines Corp.                3,576,800
                                                                 ---------------
                  COMPUTER SOFTWARE AND SERVICES -- 7.0%
        268,800   EMC Corp.+                                           2,814,336
        178,000   Microsoft Corp.                                      3,460,320
        210,800   Oracle Corp.+                                        3,737,484
                                                                 ---------------
                                                                      10,012,140
                                                                 ---------------
                  CONSUMER PRODUCTS -- 7.5%
         50,300   Colgate-Palmolive Co.                                3,447,562
         68,100   NIKE Inc., Cl. B                                     3,473,100
         86,880   Philip Morris International Inc.                     3,780,149
                                                                 ---------------
                                                                      10,700,811
                                                                 ---------------
                  DIVERSIFIED INDUSTRIAL -- 1.8%
         55,000   ITT Corp.                                            2,529,450
                                                                 ---------------
                  ELECTRONICS -- 1.5%
         56,800   Emerson Electric Co.                                 2,079,448
                                                                 ---------------
                  ENERGY: INTEGRATED -- 7.7%
        102,000   Dominion Resources Inc.                              3,655,680
         68,100   Exelon Corp.                                         3,787,041
         91,100   PG&E Corp.                                           3,526,481
                                                                 ---------------
                                                                      10,969,202
                                                                 ---------------
                  ENERGY: NATURAL GAS -- 1.2%
         23,906   Apache Corp.                                         1,781,714
                                                                 ---------------
                  ENERGY: OIL -- 12.9%
         48,800   Chevron Corp.                                        3,609,736
         70,500   ConocoPhillips                                       3,651,900
         27,500   Devon Energy Corp.                                   1,807,025
         48,100   Exxon Mobil Corp.                                    3,839,823
         38,535   Murphy Oil Corp.                                     1,709,027
         64,110   Occidental Petroleum Corp.                           3,845,959
                                                                 ---------------
                                                                      18,463,470
                                                                 ---------------
                  ENTERTAINMENT -- 2.4%
        149,700   The Walt Disney Co.                                  3,396,693
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  FINANCIAL SERVICES -- 11.3%
         70,500   ACE Ltd.                                       $     3,730,860
         26,000   Franklin Resources Inc.                              1,658,280
         51,200   MetLife Inc.                                         1,784,832
         75,100   PNC Financial Services Group Inc.                    3,679,900
         88,900   State Street Corp.                                   3,496,437
         40,700   The Travelers Companies Inc.                         1,839,640
                                                                 ---------------
                                                                      16,189,949
                                                                 ---------------
                  FOOD AND BEVERAGE -- 2.4%
         57,500   General Mills Inc.                                   3,493,125
                                                                 ---------------
                  HEALTH CARE -- 8.7%
         30,800   Amgen Inc.+                                          1,778,700
         94,000   Covidien Ltd.                                        3,406,560
         59,600   Johnson & Johnson                                    3,565,868
         98,300   Wyeth                                                3,687,233
                                                                 ---------------
                                                                      12,438,361
                                                                 ---------------
                  MUTUAL FUNDS -- 2.2%
      3,184,637   Dreyfus Treasury Cash Management Fund                3,184,637
                                                                 ---------------
                  RESTAURANTS -- 2.5%
         58,100   McDonald's Corp.                                     3,613,239
                                                                 ---------------
                  RETAIL -- 5.2%
        132,600   CVS Caremark Corp.                                   3,810,924
         63,900   Wal-Mart Stores Inc.                                 3,582,234
                                                                 ---------------
                                                                       7,393,158
                                                                 ---------------
                  TELECOMMUNICATIONS -- 5.1%
        125,000   AT&T Inc.                                            3,562,500
        111,804   Verizon Communications Inc.                          3,790,156
                                                                 ---------------
                                                                       7,352,656
                                                                 ---------------
                  TOTAL COMMON STOCKS                                143,000,319
                                                                 ---------------
                  TOTAL INVESTMENTS -- 100.0%
                    (Cost $162,472,516)                          $   143,000,319
                                                                 ===============
                  Aggregate book cost                            $   162,472,516
                                                                 ===============
                  Gross unrealized appreciation                  $     3,290,749
                  Gross unrealized depreciation                      (22,762,946)
                                                                 ---------------
                  Net unrealized appreciation/depreciation       $   (19,472,197)
                                                                 ===============

----------
+    Non-income producing security.

               See accompanying notes to schedule of investments.

GAMCO WESTWOOD BALANCED FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  COMMON STOCKS -- 65.5%
                  AEROSPACE -- 0.8%
         21,900   Raytheon Co.                                   $     1,117,776
                                                                 ---------------
                  AVIATION: PARTS AND SERVICES -- 1.7%
         46,500   United Technologies Corp.                            2,492,400
                                                                 ---------------
                  BANKING -- 4.7%
        158,100   Bank of America Corp.                                2,226,048
         69,596   JPMorgan Chase & Co.                                 2,194,362
         78,400   Wells Fargo & Co.                                    2,311,232
                                                                 ---------------
                                                                       6,731,642
                                                                 ---------------
                  BUSINESS SERVICES -- 2.6%
         56,300   Accenture Ltd., Cl. A                                1,846,077
         48,400   Automatic Data Processing Inc.                       1,904,056
                                                                 ---------------
                                                                       3,750,133
                                                                 ---------------
                  COMMUNICATIONS EQUIPMENT -- 0.7%
         63,600   Cisco Systems Inc.+                                  1,036,680
                                                                 ---------------
                  COMPUTER HARDWARE -- 1.6%
         26,800   International Business Machines Corp.                2,255,488
                                                                 ---------------
                  COMPUTER SOFTWARE AND SERVICES -- 3.9%
        128,700   EMC Corp.+                                           1,347,489
        114,200   Microsoft Corp.                                      2,220,048
        113,680   Oracle Corp.+                                        2,015,547
                                                                 ---------------
                                                                       5,583,084
                                                                 ---------------
                  CONSUMER PRODUCTS -- 4.6%
         32,700   Colgate-Palmolive Co.                                2,241,258
         41,700   NIKE Inc., Cl. B                                     2,126,700
         53,520   Philip Morris International Inc.                     2,328,655
                                                                 ---------------
                                                                       6,696,613
                                                                 ---------------
                  DIVERSIFIED INDUSTRIAL -- 0.9%
         26,890   ITT Corp.                                            1,236,671
                                                                 ---------------
                  ELECTRONICS -- 0.9%
         34,100   Emerson Electric Co.                                 1,248,401
                                                                 ---------------
                  ENERGY: INTEGRATED -- 1.6%
         65,400   Dominion Resources Inc.                              2,343,936
                                                                 ---------------
                  ENERGY: NATURAL GAS -- 0.8%
         15,255   Apache Corp.                                         1,136,955
                                                                 ---------------
                  ENERGY: OIL -- 8.1%
         31,700   Chevron Corp.                                        2,344,849
         43,200   ConocoPhillips                                       2,237,760
         16,100   Devon Energy Corp.                                   1,057,931
         29,900   Exxon Mobil Corp.                                    2,386,917
         26,186   Murphy Oil Corp.                                     1,161,349
         41,200   Occidental Petroleum Corp.                           2,471,588
                                                                 ---------------
                                                                      11,660,394
                                                                 ---------------
                  ENTERTAINMENT -- 1.5%
         96,100   The Walt Disney Co.                                  2,180,509
                                                                 ---------------
                  FINANCIAL SERVICES -- 7.1%
         43,400   ACE Ltd.                                             2,296,728
         15,200   Franklin Resources Inc.                                969,456
         32,900   MetLife Inc.                                         1,146,894

                                                                      MARKET
     SHARES                                                            VALUE
---------------                                                  ---------------
         48,200   PNC Financial Services Group Inc.              $     2,361,800
         57,700   State Street Corp.                                   2,269,341
         26,100   The Travelers Companies Inc.                         1,179,720
                                                                 ---------------
                                                                      10,223,939
                                                                 ---------------
                  FOOD AND BEVERAGE -- 1.5%
         36,900   General Mills Inc.                                   2,241,675
                                                                 ---------------
                  HEALTH CARE -- 5.4%
         19,500   Amgen Inc.+                                          1,126,125
         56,700   Covidien Ltd.                                        2,054,808
         37,700   Johnson & Johnson                                    2,255,591
         63,200   Wyeth                                                2,370,632
                                                                 ---------------
                                                                       7,807,156
                                                                 ---------------
                  MUTUAL FUNDS -- 5.9%
      8,509,837   Dreyfus Treasury Cash Management Fund                8,509,837
                                                                 ---------------
                  RESTAURANTS -- 1.6%
         37,500   McDonald's Corp.                                     2,332,125
                                                                 ---------------
                  RETAIL -- 3.3%
         85,300   CVS Caremark Corp.                                   2,451,522
         41,000   Wal-Mart Stores Inc.                                 2,298,460
                                                                 ---------------
                                                                       4,749,982
                                                                 ---------------
                  TELECOMMUNICATIONS -- 3.2%
         78,500   AT&T Inc.                                            2,237,250
         70,218   Verizon Communications Inc.                          2,380,390
                                                                 ---------------
                                                                       4,617,640
                                                                 ---------------
                  UTILITIES -- 3.1%
         41,300   Exelon Corp.                                         2,296,693
         58,200   PG&E Corp.                                           2,252,922
                                                                 ---------------
                                                                       4,549,615
                                                                 ---------------
                  TOTAL COMMON STOCKS                                 94,502,651
                                                                 ---------------

   PRINCIPAL
    AMOUNT
--------------
                  CORPORATE BONDS -- 10.6%
                  BANKING -- 1.6%
$     1,250,000   Bank of America Corp.,
                     5.375%, 06/15/14                                  1,226,626
      1,125,000   Citigroup Inc.,
                     6.500%, 01/18/11                                  1,130,466
                                                                 ---------------
                                                                       2,357,092
                                                                 ---------------
                  COMPUTER HARDWARE -- 0.7%
        950,000   International Business Machines Corp.,
                     5.700%, 09/14/17                                  1,017,407
                                                                 ---------------
                  COMPUTER SOFTWARE AND SERVICES -- 0.5%
        750,000   Oracle Corp.,
                     4.950%, 04/15/13                                    773,978
                                                                 ---------------
                  DIVERSIFIED INDUSTRIAL -- 0.8%
      1,200,000   General Electric Co.,
                     5.000%, 02/01/13                                  1,214,658
                                                                 ---------------
                  ELECTRONICS -- 0.5%
        750,000   Koninklijke Philips Electronics NV,
                     4.625%, 03/11/13                                    705,915
                                                                 ---------------

   PRINCIPAL                                                          MARKET
    AMOUNT                                                            VALUE
--------------                                                   ---------------
                  CORPORATE BONDS (CONTINUED)
                  ENERGY: NATURAL GAS -- 0.7%
$     1,000,000   Apache Corp.,
                     5.250%, 04/15/13                            $     1,014,237
                                                                 ---------------
                  ENERGY: OIL -- 1.7%
      1,000,000   Anadarko Petroleum Corp.,
                     2.396%, 09/15/09 (a)                                956,985
        500,000   Marathon Oil Corp.,
                     5.900%, 03/15/18                                    418,285
      1,005,000   Occidental Petroleum Corp., MTN,
                     4.250%, 03/15/10                                  1,012,032
                                                                 ---------------
                                                                       2,387,302
                                                                 ---------------
                  FINANCIAL SERVICES -- 1.5%
        750,000   ACE INA Holdings Inc.,
                     5.600%, 05/15/15                                    681,727
      1,450,000   The Goldman Sachs Group Inc.,
                     6.650%, 05/15/09                                  1,455,036
                                                                 ---------------
                                                                       2,136,763
                                                                 ---------------
                  FOOD AND BEVERAGE -- 0.6%
        950,000   Anheuser-Busch Companies. Inc.,
                     4.375%, 01/15/13                                    886,651
                                                                 ---------------
                  RETAIL -- 0.9%
      1,250,000   Wal-Mart Stores Inc.,
                     6.875%, 08/10/09                                  1,287,640
                                                                 ---------------
                  TELECOMMUNICATIONS -- 0.4%
        500,000   AT&T Corp.,
                     6.700%, 11/15/13                                    530,210
                                                                 ---------------
                  TRANSPORTATION -- 0.7%
      1,000,000   Burlington Northern Santa Fe Corp.,
                     Deb.,
                     5.650%, 05/01/17                                    961,745
                                                                 ---------------
                  TOTAL CORPORATE BONDS                               15,273,598
                                                                 ---------------
                  U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.4%
                  FEDERAL HOME LOAN BANK -- 0.9%
      1,250,000   4.500%, 10/09/09                                     1,287,866
                  FEDERAL HOME LOAN MORTGAGE CORP. -- 7.0%
      1,500,000      4.250%, 07/15/09                                  1,530,458
      1,500,000      4.125%, 11/30/09                                  1,542,924
      1,500,000      4.750%, 12/08/10                                  1,602,138
      1,250,000      5.125%, 07/15/12                                  1,381,851
      2,000,000      5.000%, 07/15/14                                  2,255,918
      1,500,000      5.250%, 04/18/16                                  1,710,682
                                                                 ---------------
                                                                      10,023,971
                                                                 ---------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 6.5%
      1,250,000      3.250%, 02/15/09                                  1,248,396
      1,250,000      2.500%, 04/09/10                                  1,271,467
      1,500,000      4.250%, 08/15/10                                  1,578,399
      1,500,000      5.375%, 11/15/11                                  1,658,252
      1,000,000      4.375%, 09/15/12                                  1,077,673
      1,500,000      5.000%, 04/15/15                                  1,702,082
        775,000      5.375%, 06/12/17                                    907,014
                                                                 ---------------
                                                                       9,443,283
                                                                 ---------------
                  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS            20,755,120
                                                                 ---------------

   PRINCIPAL                                                          MARKET
    AMOUNT                                                            VALUE
--------------                                                   ---------------
                  U.S. GOVERNMENT OBLIGATIONS -- 9.5%
                  U.S. TREASURY INFLATION INDEXED NOTES -- 4.0%
$     1,500,000      0.875%, 04/15/10                            $     1,612,181
      1,500,000      0.625%, 04/15/13                                  1,469,945
      1,200,000      2.500%, 07/15/16                                  1,277,128
      1,500,000      1.375%, 07/15/18                                  1,409,397
                                                                 ---------------
                                                                       5,768,651
                                                                 ---------------
                  U.S. TREASURY NOTES -- 5.5%
      1,250,000      4.000%, 06/15/09                                  1,271,583
      1,500,000      2.625%, 05/31/10                                  1,545,762
      1,500,000      3.375%, 11/30/12                                  1,635,352
      1,500,000      4.000%, 02/15/15                                  1,709,532
      1,500,000      5.125%, 05/15/16                                  1,816,758
                                                                 ---------------
                                                                       7,978,987
                                                                 ---------------
                 TOTAL U.S. GOVERNMENT OBLIGATIONS                    13,747,638
                                                                 ---------------
                  TOTAL INVESTMENTS -- 100.0%
                    (Cost $152,234,392)                          $   144,279,007
                                                                 ===============

                 Aggregate book cost                             $   152,234,392
                                                                 ===============

                 Gross unrealized appreciation                   $     4,489,840
                 Gross unrealized depreciation                       (12,445,225)
                                                                 ---------------
                 Net unrealized appreciation/depreciation        $    (7,955,385)
                                                                 ===============

----------
(a) Floating rate security. The rate disclosed is that in effect at December 31, 2008.

+    Non-income producing security.

MTN  Medium Term Note

               See accompanying notes to schedule of investments.

GAMCO WESTWOOD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

                                                                     MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  COMMON STOCKS -- 12.3%
                  MUTUAL FUNDS -- 12.3%
   1,721,540      Dreyfus Treasury Cash Management Fund          $     1,721,540
                                                                 ---------------

   PRINCIPAL
    AMOUNT
--------------
                  CORPORATE BONDS -- 31.5%
                  BANKING -- 3.7%
$       300,000   Bank of America Corp.,
                     5.375%, 06/15/14                                    294,390
        225,000   Citigroup Inc.,
                     6.500%, 01/18/11                                    226,093
                                                                 ---------------
                                                                         520,483
                                                                 ---------------
                  COMPUTER HARDWARE -- 1.5%
        200,000   International Business Machines Corp.,
                     5.700%, 09/14/17                                    214,191
                                                                 ---------------
                  COMPUTER SOFTWARE AND SERVICES -- 1.1%
        150,000   Oracle Corp.,
                     4.950%, 04/15/13                                    154,796
                                                                 ---------------
                  CONSUMER PRODUCTS -- 1.1%
        150,000   Philip Morris International Inc.,
                     6.875%, 03/17/14                                    157,805
                                                                 ---------------
                  DIVERSIFIED INDUSTRIAL -- 1.8%
        250,000   General Electric Co.,
                     5.000%, 02/01/13                                    253,054
                                                                 ---------------
                  ELECTRONICS -- 1.4%
        200,000   Koninklijke Philips Electronics NV,
                     4.625%, 03/11/13                                    188,244
                                                                 ---------------
                  ENERGY AND UTILITIES: NATURAL GAS -- 1.5%
        200,000   Apache Corp.,
                     5.250%, 04/15/13                                    202,847
                                                                 ---------------
                  ENERGY AND UTILITIES: OIL -- 3.7%
        200,000   Anadarko Petroleum Corp.,
                     2.396%, 09/15/09 (a)                                191,397
        125,000   Marathon Oil Corp.,
                     5.900%, 03/15/18                                    104,571
        225,000   Occidental Petroleum Corp., MTN,
                     4.250%, 03/15/10                                    226,574
                                                                 ---------------
                                                                         522,542
                                                                 ---------------
                  FINANCIAL SERVICES -- 9.0%
        175,000   ACE INA Holdings Inc.,
                     5.600%, 05/15/15                                    159,070
        200,000   American Express Credit Corp., MTN,
                     1.200%, 06/16/11 (a)                                171,806
        260,000   International Bank for Reconstruction &
                     Development,
                     8.625%, 10/15/16                                    363,497
        275,000   Merrill Lynch & Co. Inc., MTN, Series C,
                     5.000%, 01/15/15                                    265,587
        300,000   The Goldman Sachs Group Inc.,
                    6.650%, 05/15/09                                     301,042
                                                                 ---------------
                                                                       1,261,002
                                                                 ---------------

   PRINCIPAL                                                          MARKET
    AMOUNT                                                             VALUE
--------------                                                   ---------------
                  FOOD AND BEVERAGE -- 1.7%
$       250,000   Anheuser-Busch Companies. Inc.,
                     4.375%, 01/15/13                            $       233,329
                                                                 ---------------
                  RETAIL -- 1.5%
        200,000   Wal-Mart Stores Inc.,
                     6.875%, 08/10/09                                    206,022
                                                                 ---------------
                  TELECOMMUNICATIONS -- 1.3%
        175,000   AT&T Corp.,
                     6.700%, 11/15/13                                    185,574
                                                                 ---------------
                  TRANSPORTATION -- 2.2%
        200,000   Burlington Northern Santa Fe Corp.,
                     Deb.,
                     5.650%, 05/01/17                                    192,349
        125,000   CSX Corp.,
                     6.250%, 04/01/15                                    122,857
                                                                 ---------------
                                                                         315,206
                                                                 ---------------
                  TOTAL CORPORATE BONDS                                4,415,095
                                                                 ---------------
                  U.S. GOVERNMENT AGENCY OBLIGATIONS -- 31.2%
                  FEDERAL HOME LOAN BANK -- 5.4%
        275,000      4.500%, 10/09/09                                    283,331
        175,000      3.875%, 01/15/10                                    180,742
        250,000      5.375%, 05/18/16                                    286,295
                                                                 ---------------
                                                                         750,368
                                                                 ---------------
                  FEDERAL HOME LOAN MORTGAGE CORP. -- 3.8%
        250,000      5.125%, 07/15/12                                    276,370
        225,000      5.000%, 07/15/14                                    253,791
                                                                 ---------------
                                                                         530,161
                                                                 ---------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 17.4%
        250,000      4.250%, 05/15/09                                    253,525
        300,000      2.500%, 04/09/10                                    305,152
        325,000      4.250%, 08/15/10                                    341,986
        350,000      5.375%, 11/15/11                                    386,925
        250,000      4.375%, 09/15/12                                    269,418
        300,000      5.000%, 04/15/15                                    340,416
        275,000      5.375%, 06/12/17                                    321,844
        107,698      Pool #745122,
                        5.500%, 09/01/20                                 111,315
        113,129      Pool #255554,
                        5.500%, 01/01/35                                 116,192
                                                                 ---------------
                                                                       2,446,773
                                                                 ---------------
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 4.6%
        66,064    Pool #562288,
                     6.000%, 12/15/33                                     68,375
        118,054   Pool #604946,
                     5.500%, 01/15/34                                    121,954
        102,557   Pool #604970,
                     5.500%, 01/15/34                                    105,946
        144,188   Pool #003747,
                     5.000%, 08/20/35                                    148,061
        195,376   Pool #550728,
                   5.500%, 11/15/35                                      201,771
                                                                 ---------------
                                                                         646,107
                                                                 ---------------
                 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS              4,373,409
                                                                 ---------------

   PRINCIPAL                                                          MARKET
    AMOUNT                                                             VALUE
--------------                                                   ---------------
                  U.S. GOVERNMENT OBLIGATIONS -- 25.0%
                  U.S. TREASURY BONDS -- 6.1%
$       250,000      7.125%, 02/15/23                            $       362,774
        200,000      6.125%, 11/15/27                                    286,844
        150,000      5.375%, 02/15/31                                    206,156
                                                                 ---------------
                                                                         855,774
                                                                 ---------------
                  U.S. TREASURY INFLATION INDEXED NOTES -- 8.5%
        275,000      0.875%, 04/15/10                                    295,567
        325,000      0.625%, 04/15/13                                    318,488
        275,000      2.500%, 07/15/16                                    292,675
        300,000      1.375%, 07/15/18                                    281,879
                                                                 ---------------
                                                                       1,188,609
                                                                 ---------------
                  U.S. TREASURY NOTES -- 10.4%
        200,000      4.000%, 06/15/09                                    203,453
        300,000      2.000%, 09/30/10                                    307,641
        300,000      4.250%, 08/15/15                                    348,469
        250,000      5.125%, 05/15/16                                    302,793
        275,000      3.500%, 02/15/18                                    304,477
                                                                 ---------------
                                                                       1,466,833
                                                                 ---------------
                  TOTAL U.S. GOVERNMENT OBLIGATIONS                    3,511,216
                                                                 ---------------
                  TOTAL INVESTMENTS -- 100.0%
                     (Cost $13,585,981)                          $    14,021,260
                                                                 ===============
                  Aggregate book cost                            $    13,585,981
                                                                 ===============
                  Gross unrealized appreciation                  $       610,651
                  Gross unrealized depreciation                         (175,372)
                                                                 ---------------
                  Net unrealized appreciation/depreciation       $       435,279
                                                                 ===============

----------

(a) Floating rate security. The rate disclosed is that in effect at December 31, 2008.

MTN  Medium Term Note

               See accompanying notes to schedule of investments.

GAMCO WESTWOOD SMALLCAP EQUITY FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  COMMON STOCKS -- 100.0%
                  AEROSPACE -- 2.1%
          2,400   AAR Corp.+                                     $        44,184
          4,200   Hexcel Corp.+                                           31,038
          1,699   Kaman Corp.                                             30,803
          2,050   Ladish Co. Inc.+                                        28,392
                                                                 ---------------
                                                                         134,417
                                                                 ---------------
                  AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.6%
          3,850   Midas Inc.+                                             40,386
                                                                 ---------------
                  AVIATION: PARTS AND SERVICES -- 0.6%
          2,500   Ducommun Inc.                                           41,750
                                                                 ---------------
                  BUILDING AND CONSTRUCTION -- 0.9%
          1,050   Chicago Bridge & Iron Co., NV                           10,552
          2,500   Insituform Technologies Inc., Cl. A+                    49,225
                                                                 ---------------
                                                                          59,777
                                                                 ---------------
                  BUSINESS SERVICES -- 4.2%
          1,050   Ascent Media Corp., Cl. A+                              22,932
          5,400   Bowne & Co. Inc.                                        31,752
          7,043   Edgewater Technology Inc.+                              18,241
          4,381   Federal Signal Corp.                                    35,968
          2,400   Healthcare Services Group                               38,232
          2,550   Mine Safety Appliances Co.                              60,970
          3,200   RSC Holdings Inc.+                                      27,264
          1,600   Tetra Tech Inc.+                                        38,640
                                                                 ---------------
                                                                         273,999
                                                                 ---------------
                  COMMUNICATIONS EQUIPMENT -- 1.5%
          2,700   Network Equipment Technologies Inc.+                     7,776
          3,700   Plantronics Inc.                                        48,840
         10,800   Symmetricom Inc.+                                       42,660
                                                                 ---------------
                                                                          99,276
                                                                 ---------------
                  COMPUTER HARDWARE -- 1.7%
          2,400   Electronics for Imaging Inc.+                           22,944
            950   Logitech International SA+                              14,801
          5,550   QLogic Corp.+                                           74,592
                                                                 ---------------
                                                                         112,337
                                                                 ---------------
                  COMPUTER SOFTWARE AND SERVICES -- 6.8%
          2,050   ACI Worldwide Inc.+                                     32,595
          7,800   Lawson Software Inc.+                                   36,972
          3,800   Macrovision Solutions Corp.+                            48,070
          5,700   Magma Design Automation Inc.+                            5,814
          5,850   Mercury Computer Systems Inc.+                          36,913
          5,900   MSC.Software Corp.+                                     39,412
          2,700   Omnicell Inc.+                                          32,967
          4,050   Parametric Technology Corp.+                            51,233
         10,250   Phoenix Technologies Ltd.+                              35,875
            650   Progress Software Corp.+                                12,519
          8,600   Saba Software Inc.+                                     13,330
         45,250   Safeguard Scientifics Inc.+                             31,223
          6,900   THQ Inc.+                                               28,911
          7,567   Tier Technologies Inc., Cl. B+                          40,862
                                                                 ---------------
                                                                         446,696
                                                                 ---------------
                  CONSUMER PRODUCTS -- 1.4%
          1,400   Jarden Corp.+                                           16,100
          3,400   Knoll Inc.                                              30,668

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
          1,700   Pactiv Corp.+                                  $        42,296
                                                                 ---------------
                                                                          89,064
                                                                 ---------------
                  DIVERSIFIED INDUSTRIAL -- 4.7%
          1,656   Barnes Group Inc.                                       24,012
          1,860   Columbus McKinnon Corp.+                                25,389
            600   EMCOR Group Inc.+                                       13,458
          4,788   Griffon Corp.+                                          44,672
          1,400   Hawk Corp., Cl. A+                                      23,240
          3,850   Littelfuse Inc.+                                        63,910
          6,223   Magnetek Inc.+                                          14,935
          3,200   Sealed Air Corp.                                        47,808
          2,600   Tredegar Corp.                                          47,268
                                                                 ---------------
                                                                         304,692
                                                                 ---------------
                  EDUCATIONAL SERVICES -- 0.9%
          1,850   Corinthian Colleges Inc.+                               30,284
          5,950   Princeton Review Inc.+                                  29,334
                                                                 ---------------
                                                                          59,618
                                                                 ---------------
                  ELECTRONICS -- 18.4%
          6,650   Avnet Inc.+                                            121,096
          3,150   BTU International Inc.+                                 12,600
          1,200   Coherent Inc.+                                          25,752
          3,650   CTS Corp.                                               20,111
          3,800   Electro Scientific Industries Inc.+                     25,802
          1,400   FARO Technologies Inc.+                                 23,604
         20,150   GSI Group Inc.+                                         11,530
          7,150   International Rectifier Corp.+                          96,525
         10,000   Keithley Instruments Inc.                               36,500
         10,627   LeCroy Corp.+                                           32,412
         15,700   Merix Corp.+                                             4,710
          1,300   MKS Instruments Inc.+                                   19,227
          9,200   Molex Inc.                                             133,308
          2,200   OSI Systems Inc.+                                       30,470
          3,650   Park Electrochemical Corp.                              69,204
          5,400   Pericom Semiconductor Corp.+                            29,592
          8,400   Radisys Corp.+                                          46,452
          9,150   TTM Technologies Inc.+                                  47,672
          2,050   Varian Inc.+                                            68,696
          4,300   Varian Semiconductor Equipment
                     Associates Inc.+                                     77,916
         26,650   Vishay Intertechnology Inc.+                            91,143
          3,700   Zebra Technrologies Corp., Cl. A+                       74,962
         14,900   Zoran Corp.+                                           101,767
                                                                 ---------------
                                                                       1,201,051
                                                                 ---------------
                  ENERGY AND UTILITIES -- 2.2%
         10,400   Key Energy Services Inc.+                               45,864
          2,650   Pride International Inc.+                               42,347
          5,750   Superior Well Services Inc.+                            57,500
                                                                 ---------------
                                                                         145,711
                                                                 ---------------
                  ENTERTAINMENT -- 0.4%
          2,000   Discovery Communications Inc., Cl. A+                   28,320
                                                                 ---------------
                  EQUIPMENT AND SUPPLIES -- 4.3%
          2,150   Cohu Inc.                                               26,123
          7,400   Gerber Scientific Inc.+                                 37,814
          2,450   IDEX Corp.                                              59,168
            750   John Bean Technologies Corp.                             6,127
          1,850   Robbins & Myers Inc.                                    29,915
          2,800   Tennant Co.                                             43,120

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  COMMON STOCKS (CONTINUED)
                  EQUIPMENT AND SUPPLIES (CONTINUED)
          2,004   The Toro Co.                                   $        66,132
          1,750   Vicor Corp.                                             11,568
                                                                 ---------------
                                                                         279,967
                                                                 ---------------
                  FINANCIAL SERVICES -- 13.9%
          1,450   Aspen Insurance Holdings Ltd.                           35,163
          3,050   Astoria Financial Corp.                                 50,264
          1,000   Berkshire Hills Bancorp Inc.                            30,860
          2,900   Brown & Brown Inc.                                      60,610
          1,750   Danvers Bancorp Inc.                                    23,397
          6,850   FBR Capital Markets Corp.+                              33,291
          3,130   First Horizon National Corp.                            33,089
          3,500   Fulton Financial Corp.                                  33,670
          1,950   Investors Bancorp Inc.+                                 26,188
          2,000   KBW Inc.+                                               46,000
          2,350   Knight Capital Group Inc., Cl. A+                       37,952
          1,750   Max Capital Group Ltd.                                  30,975
          6,700   Meadowbrook Insurance Group Inc.                        43,148
          2,950   NewAlliance Bancshares Inc.                             38,852
          1,150   Northfield Bancorp Inc.                                 12,938
          2,300   Oritani Financial Corp.+                                38,755
          1,950   Provident Financial Services Inc.                       29,835
          3,400   Sterling Bancorp                                        47,702
          2,450   Texas Capital Bancshares Inc.+                          32,732
          1,850   Valley National Bancorp                                 37,463
          2,300   Viewpoint Financial Group                               36,915
          7,900   Webster Financial Corp.                                108,862
          3,750   Westfield Financial Inc.                                38,700
                                                                 ---------------
                                                                         907,361
                                                                 ---------------
                  FOOD AND BEVERAGE -- 1.4%
          6,650   Smart Balance Inc.+                                     45,220
          4,700   The Cheesecake Factory Inc.+                            47,470
                                                                 ---------------
                                                                          92,690
                                                                 ---------------
                  HEALTH CARE -- 4.0%
          1,050   AMN Healthcare Services Inc.+                            8,883
          3,200   AngioDynamics Inc.+                                     43,808
          5,000   Assisted Living Concepts Inc., Cl. A+                   20,750
          3,900   Home Diagnostics Inc.+                                  19,383
          1,500   Kindred Healthcare Inc.+                                19,530
          1,750   Omnicare Inc.                                           48,580
          1,500   PharMerica Corp.+                                       23,505
          2,175   Rochester Medical Corp.+                                33,452
          2,600   Skilled Healthcare Group Inc., Cl. A+                   21,944
          2,400   Sun Healthcare Group Inc.+                              21,240
                                                                 ---------------
                                                                         261,075
                                                                 ---------------
                  MACHINERY -- 4.3%
          1,150   Dynamic Materials Corp.                                 22,206
         22,950   Flow International Corp.+                               55,539
          1,250   Gardner Denver Inc.+                                    29,175
          2,050   Lydall Inc.+                                            11,787
         11,550   Newport Corp.+                                          78,309
          3,950   Trinity Industries Inc.                                 62,252
            750   Watts Water Technologies Inc., Cl. A                    18,728
                                                                 ---------------
                                                                         277,996
                                                                 ---------------
                  METALS AND MINING -- 0.5%
          3,650   Titanium Metals Corp.                                   32,157
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  PUBLISHING -- 0.9%
          6,400   Belo Corp., Cl. A                              $         9,984
          3,900   Journal Communications Inc., Cl. A                       9,555
          2,200   Meredith Corp.                                          37,664
                                                                 ---------------
                                                                          57,203
                                                                 ---------------
                  RESTAURANTS -- 0.2%
          5,200   Morton's Restaurant Group Inc.+                         14,872
                                                                 ---------------
                  RETAIL -- 2.7%
          3,350   American Eagle Outfitters Inc.                          31,356
          2,400   AnnTaylor Stores Corp.+                                 13,848
          5,650   J. Crew Group Inc.+                                     68,930
          6,150   Saks Inc.+                                              26,937
          1,500   Tiffany & Co.                                           35,445
                                                                 ---------------
                                                                         176,516
                                                                 ---------------
                  SEMICONDUCTORS -- 14.9%
         14,200   Advanced Analogic Technologies Inc.                     42,884
         10,750   ATMI Inc.+                                             165,873
          6,400   Brooks Automation Inc.+                                 37,184
          2,850   California Micro Devices Corp.+                          5,301
          6,700   Cascade Microtech Inc.+                                 13,065
         41,950   Entegris Inc.+                                          91,870
          9,200   FormFactor Inc.+                                       134,320
         21,200   FSI International Inc.+                                  6,572
         15,850   Integrated Device Technology Inc.+                      88,918
         15,550   Kulicke & Soffa Industries Inc.+                        26,435
          3,900   Microsemi Corp.+                                        49,296
          5,900   MoSys Inc.+                                             12,390
          5,850   O2Micro International Ltd.+                             11,466
         14,400   ON Semiconductor Corp.+                                 48,960
          6,950   PLX Technology Inc.+                                    11,954
         34,450   RF Micro Devices Inc.+                                  26,871
          4,100   Silicon Image Inc.+                                     17,220
          1,250   Silicon Laboratories Inc.+                              30,975
          1,600   Skyworks Solutions Inc.+                                 8,864
         16,950   Ultra Clean Holdings Inc.+                              34,070
          1,550   Ultratech Inc.+                                         18,538
          9,950   Veeco Instruments Inc.+                                 63,083
          3,000   Verigy Ltd.+                                            28,860
                                                                 ---------------
                                                                         974,969
                                                                 ---------------
                  SPECIALTY CHEMICALS -- 6.2%
          3,300   American Vanguard Corp.                                 38,610
          2,750   Arch Chemicals Inc.                                     71,692
          7,319   Ferro Corp.                                             51,599
          5,425   H.B. Fuller Co.                                         87,397
          4,650   Material Sciences Corp.+                                 7,207
          2,700   Olin Corp.                                              48,816
          3,300   Penford Corp.                                           33,396
          2,600   Valspar Corp.                                           47,034
          1,050   Zep Inc.                                                20,276
                                                                 ---------------
                                                                         406,027
                                                                 ---------------
                  TELECOMMUNICATIONS -- 0.3%
          4,100   HickoryTech Corp.                                       22,304
                                                                 ---------------
                  TOTAL COMMON STOCKS                                  6,540,231
                                                                 ---------------
                  TOTAL INVESTMENTS -- 100.0%
                     (Cost $9,530,563)                           $     6,540,231
                                                                 ===============
                  Aggregate book cost                            $     9,530,563
                                                                 ===============
                  Gross unrealized appreciation                  $       131,996
                  Gross unrealized depreciation                       (3,122,328)
                                                                 ---------------
                  Net unrealized
                     appreciation/depreciation                   $    (2,990,332)
                                                                 ===============

----------
+    Non-income producing security.

               See accompanying notes to schedule of investments.

GAMCO WESTWOOD INCOME FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

                                                                      MARKET
    SHARES                                                            VALUE
---------------                                                  ---------------
                  COMMON STOCKS -- 78.0%
                  BANKING -- 9.2%
          3,000   Bank of America Corp.                          $        42,240
          7,000   Citigroup Inc.                                          46,970
          3,000   HSBC Holdings plc, ADR                                 146,010
          9,000   U.S. Bancorp                                           225,090
          4,150   Valley National Bancorp                                 84,038
                                                                 ---------------
                                                                         544,348
                                                                 ---------------
                  BUSINESS SERVICES -- 2.9%
          6,000   Deluxe Corp.                                            89,760
          3,000   Paychex Inc.                                            78,840
                                                                 ---------------
                                                                         168,600
                                                                 ---------------
                  COMPUTER HARDWARE -- 1.4%
          1,000   Apple Inc.+                                             85,350
                                                                 ---------------
                  DIVERSIFIED INDUSTRIAL -- 3.0%
          9,000   General Electric Co.                                   145,800
          1,000   Honeywell International Inc.                            32,830
                                                                 ---------------
                                                                         178,630
                                                                 ---------------
                  ELECTRONICS -- 2.0%
          8,000   Intel Corp.                                            117,280
                                                                 ---------------
                  ENERGY AND UTILITIES: INTEGRATED -- 7.4%
          1,000   BP plc, ADR                                             46,740
          4,000   Integrys Energy Group Inc.                             171,920
          9,000   National Oilwell Varco Inc.+                           219,960
                                                                 ---------------
                                                                         438,620
                                                                 ---------------
                  ENERGY AND UTILITIES: NATURAL GAS -- 2.3%
          8,500   Spectra Energy Corp.                                   133,790
                                                                 ---------------
                  ENERGY AND UTILITIES: OIL -- 5.1%
          2,000   Chevron Corp.                                          147,940
          3,000   ConocoPhillips                                         155,400
                                                                 ---------------
                                                                         303,340
                                                                 ---------------
                  ENERGY AND UTILITIES: SERVICES -- 2.2%
          6,000   Halliburton Co.                                        109,080
          1,000   Noble Corp.                                             22,090
                                                                 ---------------
                                                                         131,170
                                                                 ---------------
                  FINANCIAL SERVICES -- 9.8%
          1,000   American International Group Inc.                        1,570
          5,000   Discover Financial Services                             47,650
          9,000   H&R Block Inc.                                         204,480
          2,000   State Street Corp.                                      78,660
          2,500   The Bank of New York Mellon Corp.                       70,825
          6,000   Wells Fargo & Co.                                      176,880
                                                                 ---------------
                                                                         580,065
                                                                 ---------------
                  FOOD AND BEVERAGE -- 10.1%
          7,000   ConAgra Foods Inc.                                     115,500
          4,761   General Mills Inc.                                     289,231
          7,000   Kraft Foods Inc., Cl. A                                187,950
                                                                 ---------------
                                                                         592,681
                                                                 ---------------
                  HEALTH CARE -- 7.0%
         15,000   Pfizer Inc.                                            265,650

                                                                      MARKET
    SHARES                                                            VALUE
---------------                                                  ---------------
          4,000   Wyeth                                          $       150,040
                                                                 ---------------
                                                                         415,690
                                                                 ---------------
                  PAPER AND FOREST PRODUCTS -- 1.2%
          6,000   International Paper Co.                                 70,800
                                                                 ---------------
                  RETAIL -- 1.9%
          5,000   The Home Depot Inc.                                    115,100
                                                                 ---------------
                  SPECIALTY CHEMICALS -- 2.1%
          5,000   E.I. du Pont de Nemours & Co.                          126,500
                                                                 ---------------
                  TELECOMMUNICATIONS -- 10.4%
          8,000   AT&T Inc.                                              228,000
          3,000   Embarq Corp.                                           107,880
          8,000   Verizon Communications Inc.                            271,200
                                                                 ---------------
                                                                         607,080
                                                                 ---------------
                  TOTAL COMMON STOCKS                                  4,609,044
                                                                 ---------------
                  PREFERRED STOCKS -- 11.4%
                  BROADCASTING -- 2.1%
          9,000   CBS Corp., 7.250% Pfd.                                 126,270
                                                                 ---------------
                  FINANCIAL SERVICES -- 9.3%
         12,000   Bank One Capital Trust VI, 7.200% Pfd.                 268,920
          6,300   General Electric Capital Corp., 5.875% Pfd.            131,985
          5,900   Wells Fargo Capital Trust IV, 7.000% Pfd.              145,848
                                                                 ---------------
                                                                         546,753
                                                                 ---------------
                  TOTAL PREFERRED STOCKS                                 673,023
                                                                 ---------------
                  CONVERTIBLE PREFERRED STOCKS -- 2.1%
                  FINANCIAL SERVICES -- 2.1%
            500   Alleghany Corp., 5.750% Cv. Pfd.                       121,510
                                                                 ---------------

   PRINCIPAL
    AMOUNT
---------------
                  CORPORATE BONDS -- 8.5%
                  ENERGY AND UTILITIES: OIL -- 4.9%
$       300,000   Anadarko Petroleum Corp.,
                     2.396%, 09/15/09 (a)                                287,095
                                                                 ---------------
                  FINANCIAL SERVICES -- 3.6%
        250,000   American Express Credit Corp., MTN,
                     1.200%, 06/16/11 (a)                                214,758
                                                                 ---------------
                  TOTAL CORPORATE BONDS                                  501,853
                                                                 ---------------
                  TOTAL INVESTMENTS -- 100.0%
                     (Cost $8,422,323)                           $     5,905,430
                                                                 ===============
                  Aggregate book cost                            $     8,422,323
                                                                 ===============
                  Gross unrealized appreciation                  $        17,472
                  Gross unrealized depreciation                       (2,534,365)
                                                                 ---------------
                  Net unrealized appreciation/depreciation       $    (2,516,893)
                                                                 ===============

----------
(a) Floating rate security. The rate disclosed is that in effect at December 31, 2008.

+    Non-income producing security.

ADR  American Depositary Receipt

MTN  Medium Term Note

               See accompanying notes to schedule of investments.

GAMCO WESTWOOD FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc., formerly known as Gabelli Advisers, Inc.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

On October 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     o   Level 1 - quoted prices in active markets for identical securities;

     o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     o Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds' investments, by inputs used to value the Funds' investments as of December 31, 2008 is, as follows:

                                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                     ASSETS
-------------------------------------------------------------------------------------------------------------------------
                            MIGHTY MITES(SM)     EQUITY        BALANCED       INTERMEDIATE    SMALLCAP EQUITY   INCOME
                                  FUND            FUND           FUND           BOND FUND           FUND         FUND
-------------------------------------------------------------------------------------------------------------------------
VALUATION INPUTS
Level 1 - Quoted Prices      $ 36,944,058     $143,000,319    $94,502,651      $  1,721,539     $ 6,540,231   $ 5,403,577
Level 2 - Other Significant
  Observable Inputs            36,635,859               --     49,776,356        12,299,721              --       501,853
Level 3 - Significant
  Unobservable Inputs             123,473               --             --                --              --            --
                             --------------------------------------------------------------------------------------------
TOTAL                        $ 73,703,390     $143,000,319   $144,279,007      $ 14,021,260     $ 6,540,231   $ 5,905,430
                             ============================================================================================

There were no Level 3 investments at September 30, 2008 or December 31, 2008 for Equity, Balanced, Intermediate Bond, SmallCap Equity, and Income Funds.


The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:


                                                             INVESTMENTS IN
                                                               SECURITIES
                                                             (MARKET VALUE)
                                                         -----------------------
                                                          MIGHTY MITES(SM) FUND
                                                         -----------------------
     BALANCE AS OF 09/30/08                                      $113,506
     Accrued discounts/(premiums)                                      --
     Realized gain/(loss)                                              --
     Change in unrealized appreciation/(depreciation)               9,967
     Net purchases/(sales)                                             --
     Transfers in and/or out of Level 3                                 0
                                                                 --------
     BALANCE AS OF 12/31/08                                      $123,473
                                                                 ========

     Net change in unrealized appreciation/(depreciation)
       during the period on Level 3 investments
       held at 12/31/08                                          $  9,967
                                                                 --------


In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No.161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

2. TAX INFORMATION. The following summarizes capital loss carryforwards and expiration dates for each Fund at September 30, 2008:

 EXPIRING IN  MIGHTY MITES(SM) EQUITY  BALANCED  INTERMEDIATE   SMALLCAP    INCOME
 FISCAL YEAR      FUND          FUND     FUND     BOND FUND    EQUITY FUND   FUND
------------------------------------------------------------------------------------
     2010          --            --       --         --        $ 1,970,874    --
     2011          --            --       --         --          4,845,486    --
     2012          --            --       --         --                 --    --
     2013          --            --       --         --                 --    --
     2014          --            --       --         --                 --    --
     2015          --            --       --         --                 --    --
     2016          --            --       --         --                210    --

Under the current tax law, capital losses related to securities realized after October 31 and prior to the Funds' year end may be treated as occurring on the first day of the following year. For the year ended September 30, 2008, the Equity, SmallCap Equity, and Income Funds deferred capital losses of $145,177, $202,892, and $986,462, respectively, and the Mighty Mites(SM) Fund deferred currency losses of $1,211.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The GAMCO Westwood Funds
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       March 2, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       March 2, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                       March 2, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.